Schedule of investments
Optimum Small-Mid Cap Growth Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 97.99%♦
Communication Services — 1.67%
Cardlytics †	29,418	$4,200,008
Lions Gate Entertainment Class B †	89,874	932,892
Zillow Group Class A †	34,331	4,666,956
Zynga Class A †	260,697	2,573,080
		12,372,936
Consumer Discretionary — 14.94%
American Eagle Outfitters	100,218	2,011,375
Burlington Stores †	8,585	2,245,407
Caesars Entertainment †	108,955	8,092,088
Callaway Golf	86,173	2,069,014
Cheesecake Factory	87,216	3,232,225
Deckers Outdoor †	29,086	8,341,283
Extended Stay America	116,874	1,730,904
Five Below †	34,192	5,982,916
Floor & Decor Holdings Class A †	115,344	10,709,690
Fox Factory Holding †	18,383	1,943,267
International Game Technology	131,794	2,232,590
Media General CVR =, †	49,291	0
Monro	27,995	1,492,134
National Vision Holdings †	129,244	5,853,461
Norwegian Cruise Line Holdings †	273,176	6,946,866
Ollie's Bargain Outlet Holdings †	27,750	2,269,117
Papa John's International	20,853	1,769,377
Penn National Gaming †	50,318	4,345,966
Shake Shack Class A †	76,201	6,460,321
Skyline Champion †	65,276	2,019,639
Sleep Number †	35,331	2,892,196
Sonos †	150,113	3,511,143
Strategic Education	10,790	1,028,611
Tapestry	103,056	3,202,980
Ulta Beauty †	22,596	6,488,667
Visteon †	79,898	10,028,797
YETI Holdings †	50,554	3,461,432
		110,361,466
Consumer Staples — 3.74%
Boston Beer Class A †	2,209	2,196,387
elf Beauty †	343,287	8,647,400
Hain Celestial Group †	230,390	9,250,158
Performance Food Group †	157,758	7,510,858
		27,604,803
Energy — 0.05%
GasLog	97,410	362,365
		362,365
	Number of shares	Value (US $)
Common Stock♦ (continued)
Financials — 9.91%
Ally Financial	193,069	$6,884,840
Argo Group International Holdings	36,118	1,578,357
BRP Group Class A †	64,738	1,940,198
Essent Group	60,132	2,597,702
Evercore Class A	21,681	2,377,105
FirstCash	22,182	1,553,627
Focus Financial Partners Class A †	59,520	2,589,120
Goosehead Insurance Class A †	25,797	3,218,434
Lemonade †	28,327	3,470,057
OneMain Holdings	160,107	7,710,753
Open Lending Class A †	37,917	1,325,578
Palomar Holdings †	32,127	2,854,163
Pinnacle Financial Partners	76,708	4,939,995
Stifel Financial	47,884	2,416,227
SVB Financial Group †	51,224	19,866,204
Tradeweb Markets Class A	67,967	4,244,539
Triumph Bancorp †	39,856	1,935,009
Virtu Financial Class A	68,540	1,725,152
		73,227,060
Healthcare — 26.25%
ACADIA Pharmaceuticals †	20,797	1,111,808
Adaptive Biotechnologies †	36,573	2,162,562
Allscripts Healthcare Solutions †	137,200	1,981,168
Alphatec Holdings †	307,865	4,470,200
Amedisys †	8,866	2,600,664
Amicus Therapeutics †	82,546	1,905,987
AMN Healthcare Services †	31,603	2,156,905
Arena Pharmaceuticals †	20,586	1,581,622
Arrowhead Pharmaceuticals †	51,618	3,960,649
AtriCure †	46,607	2,594,612
Avantor †	121,720	3,426,418
Axonics Modulation Technologies †	172,236	8,598,021
Axsome Therapeutics †	17,772	1,447,885
Biohaven Pharmaceutical Holding †	104,920	8,992,693
Black Diamond Therapeutics †	25,804	827,018
Blueprint Medicines †	40,574	4,550,374
Cardiovascular Systems †	45,034	1,970,688
Cerus †	164,256	1,136,652
ChemoCentryx †	25,322	1,567,938
CONMED	22,981	2,573,872
CRISPR Therapeutics †	21,077	3,227,100

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Schedule of investments
Optimum Small-Mid Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Healthcare (continued)
Cytokinetics †	68,333	$1,419,960
Denali Therapeutics †	31,649	2,650,920
Emergent BioSolutions †	19,858	1,779,277
Evolent Health Class A †	106,337	1,704,582
Exact Sciences †	43,930	5,820,286
Fate Therapeutics †	72,224	6,567,328
Flexion Therapeutics †	58,898	679,683
HealthEquity †	32,357	2,255,606
Horizon Therapeutics †	173,196	12,669,287
ICON †	14,675	2,861,332
Immunovant †	20,159	931,144
Inspire Medical Systems †	51,369	9,661,995
Insulet †	39,028	9,976,728
Ionis Pharmaceuticals †	22,030	1,245,576
Iovance Biotherapeutics †	33,475	1,553,240
Ironwood Pharmaceuticals †	126,918	1,445,596
LHC Group †	9,816	2,093,949
Mirati Therapeutics †	12,566	2,759,996
NanoString Technologies †	31,518	2,107,924
Natera †	106,603	10,609,131
Novocure †	9,348	1,617,578
Oak Street Health †	34,848	2,131,304
Omnicell †	29,717	3,566,634
Pacira BioSciences †	27,263	1,631,418
PetIQ †	56,663	2,178,692
Phreesia †	38,320	2,079,243
PRA Health Sciences †	16,912	2,121,441
Repligen †	21,867	4,190,373
Seres Therapeutics †	58,329	1,429,061
SI-BONE †	79,987	2,391,611
Silk Road Medical †	43,201	2,720,799
Syneos Health †	58,500	3,985,605
Tabula Rasa HealthCare †	24,036	1,029,702
Tactile Systems Technology †	44,003	1,977,495
Tandem Diabetes Care †	61,694	5,902,882
Theravance Biopharma †	68,664	1,220,159
Trillium Therapeutics †	163,326	2,402,525
Turning Point Therapeutics †	13,561	1,652,408
Ultragenyx Pharmaceutical †	21,840	3,023,311
US Physical Therapy	16,597	1,995,789
Zymeworks †	21,448	1,013,633
		193,900,039
Industrials — 12.51%
A O Smith	15,953	874,543
Allegiant Travel	33,199	6,282,579
	Number of shares	Value (US $)
Common Stock♦ (continued)
Industrials (continued)
Altra Industrial Motion	111,205	$6,164,093
ASGN †	115,948	9,685,136
Atkore International Group †	46,386	1,906,928
AZEK †	62,347	2,397,242
Chart Industries †	82,202	9,682,574
Clarivate †	83,826	2,490,470
Dycom Industries †	19,305	1,457,914
FTI Consulting †	12,557	1,402,868
Generac Holdings †	9,571	2,176,541
IAA †	30,935	2,010,156
ICF International	33,811	2,513,172
Ingersoll Rand †	64,996	2,961,218
KAR Auction Services	74,936	1,394,559
Knight-Swift Transportation Holdings	42,132	1,761,960
Kratos Defense & Security Solutions †	97,229	2,666,991
Masonite International †	55,680	5,475,571
PGT Innovations †	67,288	1,368,638
Plug Power †	153,672	5,211,018
Schneider National Class B	78,084	1,616,339
SiteOne Landscape Supply †	13,209	2,095,344
SPX †	58,068	3,167,029
Timken	70,039	5,418,217
Trex †	80,724	6,758,213
Wabash National	100,772	1,736,302
Woodward	14,707	1,787,342
		92,462,957
Information Technology — 26.78%
Ambarella †	94,138	8,643,751
Anaplan †	135,127	9,708,875
Avalara †	15,980	2,634,942
Black Knight †	37,884	3,347,051
Box Class A †	138,107	2,492,831
Ciena †	73,031	3,859,688
Cloudera †	100,172	1,393,393
CMC Materials	12,289	1,859,326
Cornerstone OnDemand †	47,058	2,072,434
Cree †	62,182	6,585,074
CyberArk Software †	19,414	3,137,108
Enphase Energy †	35,166	6,170,578
Evo Payments Class A †	73,099	1,974,404
First Solar †	43,266	4,279,873
Five9 †	23,265	4,057,416
FormFactor †	39,697	1,707,765
Inphi †	22,529	3,615,229
KBR	74,629	2,308,275

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(Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Littelfuse	40,437	$10,297,686
LiveRamp Holdings †	53,140	3,889,317
Lumentum Holdings †	29,889	2,833,477
MACOM Technology Solutions Holdings †	158,905	8,746,131
MaxLinear †	108,652	4,149,420
Mimecast †	48,728	2,769,700
MongoDB †	19,864	7,131,971
Nuance Communications †	402,949	17,766,021
Onto Innovation †	49,944	2,374,837
PagerDuty †	79,336	3,308,311
PTC †	37,668	4,505,469
Q2 Holdings †	47,448	6,003,595
RealPage †	51,463	4,489,632
RingCentral Class A †	20,238	7,669,595
Silicon Motion Technology ADR	36,426	1,753,912
Sprout Social Class A †	37,484	1,702,148
SS&C Technologies Holdings	59,776	4,348,704
Talend ADR †	22,425	859,775
Teradyne	67,715	8,118,351
Verra Mobility †	84,497	1,133,950
WEX †	9,218	1,876,140
Zendesk †	117,402	16,802,574
Zscaler †	17,398	3,474,555
Zuora Class A †	140,933	1,963,197
		197,816,481
Materials — 1.28%
Boise Cascade	52,623	2,515,380
Element Solutions	177,892	3,154,025
Orion Engineered Carbons	108,860	1,865,860
Steel Dynamics	52,899	1,950,386
		9,485,651
Real Estate — 0.52%
QTS Realty Trust Class A	27,928	1,728,185
Ryman Hospitality Properties	31,105	2,107,675
		3,835,860
Utilities — 0.34%
Sunnova Energy International †	55,724	2,514,824
		2,514,824
Total Common Stock (cost $489,711,834)		723,944,442

Convertible Preferred Stock — 0.17%
Honest Series D =, †, π	15,249	407,606
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
MarkLogic Series F =, †, π	83,588	$821,252
Total Convertible Preferred Stock (cost $1,668,526)		1,228,858

Warrant — 0.00%
DraftKings strike price $25, expiration date 4/23/25=, †, π	399	11,555
Total Warrant (cost $0)		11,555

Short-Term Investments — 1.20%
Money Market Mutual Funds — 1.20%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	2,218,644	2,218,644
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,218,645	2,218,645
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	2,218,645	2,218,645
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	2,218,644	2,218,644
Total Short-Term Investments (cost $8,874,578)		8,874,578

Total Value of Securities—99.36% (cost $500,254,938)		734,059,433
Receivables and Other Assets Net of Liabilities—0.64%		4,722,738
Net Assets Applicable to 38,497,031 Shares Outstanding—100.00%		$738,782,171
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

NQ-OPTSG [12/20] 2/21 (1511871)    3

Schedule of investments
Optimum Small-Mid Cap Growth Fund (Unaudited)
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2020, the aggregate value of restricted securities was $1,240,413 which represented percentage of 0.17% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
DraftKings strike price $25, expiration date 4/23/25	5/18/20	$—	$11,555
Honest Series D	8/3/15	697,718	407,606
MarkLogic Series F	8/27/15	970,808	821,252
Total		$1,668,526	$1,240,413
Summary of abbreviations:
ADR – American Depositary Receipt
CVR – Contingent Voting Rights
GS – Goldman Sachs
USD – US Dollar

4    NQ-OPTSG [12/20] 2/21 (1511871)